Expense Example - Alpha Architect US Equity Growth ETF - Alpha Architect US Equity Growth ETF Class	Nov. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80